Share-based payments - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Additional information related to stock options
Share-based compensation expenses related to share options granted	¥ 671,210	¥ 667,098	¥ 475,653
Fair value of shares vested	¥ 122,864	236	7,621
Assumptions used in valuation of the fair value of the share options
Expected dividend yield (as a percent)	0.00%
Exercise multiples	2.80
Employees
Additional information related to stock options
Share-based compensation expenses related to share options granted	¥ 65,884	54,505	¥ 7,002
Executives and employees
Additional information related to stock options
Unrecognized compensation cost related to unvested share options granted	¥ 131,395	¥ 162,949
Weighted-average period over which unrecognized compensation cost is to be recognized	2 years